MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in sales due to price changes of commodity	$ 3,100	$ (700)
Silver Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 468
Change percentage, commodity	10.00%
Gold Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 294
Change percentage, commodity	10.00%
Lead Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 487
Change percentage, commodity	10.00%
Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 671
Change percentage, commodity	10.00%